Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Interim Condensed Consolidated Statements of Operations [Abstract]
Vessel revenue, net	$ 80,366	$ 45,030
Fees from related parties	$ 1,060	$ 1,324
Revenue, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Revenue, net	$ 81,426	$ 46,354
Expenses:
Voyage expenses	(1,760)	(1,308)
Vessel operating expenses	(22,254)	(21,089)
Management fees	(359)	(374)
General and administration expenses	(8,932)	(10,681)
Amortization of deferred dry-docking costs	(1,969)	(2,161)
Depreciation and amortization	(11,942)	(12,019)
Gain on sale of vessels, net	0	8,094
Loss on forward freight agreements, net	(104)	(144)
Operating income	34,106	6,672
Other income / (expenses), net:
Interest and finance costs	(9,716)	(10,395)
Loss on extinguishment of debt	(649)	(540)
Interest and other income	490	882
Foreign currency exchange gain / (loss), net	57	(126)
Total other expenses, net	(9,818)	(10,179)
Net income / (loss)	$ 24,288	$ (3,507)
Net income / (loss) per common share, basic (in dollars per share)	$ 1.18	$ (0.2)
Net income / (loss) per common share, diluted (in dollars per share)	$ 1.18	$ (0.2)
Weighted average number of common shares outstanding, basic (in shares)	19,533,621	18,196,521
Weighted average number of common shares outstanding, diluted (in shares)	19,659,370	18,196,521